UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           11/15/10
       ------------------------   ---------------------------  ---------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        83
                                               -------------

Form 13F Information Table Value Total:        $  549,060
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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                                                                         FORM13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8


NAME OF ISSUER                 TITLE OF CLASS    CUSIP    VALUE      SHRS OR     SH/ PUT/  INVESTMENT  OTHER     VOTING  AUTHORITY
                                                         (x$1000)    PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE  SHARED NONE

7 DAYS GROUP HLDGS LTD         ADR              81783J101   4,048     225,000    SH          SOLE                  225,000
ACTIVE POWER INC               COM              00504W100   3,430   2,579,100    SH          SOLE                2,579,100
ADVANCED ENERGY INDS           COM              007973100   7,183     550,000    SH          SOLE                  550,000
AETNA INC NEW                  COM              00817Y108  10,747     340,000    SH   CALL   SOLE
ALLEGHENY TECHNOLOGIES INC     COM              01741R102   1,626      35,000    SH          SOLE                   35,000
AMARIN CORP PLC                SPONS ADR NEW    023111206   2,838   1,100,000    SH          SOLE                1,100,000
AMERICAN SUPERCONDUCTOR CORP   COM              030111108   1,866      60,000    SH          SOLE                   60,000
ANADARKO PETE CORP             COM              032511107  22,820     400,000    SH          SOLE                  400,000
ANADIGICS INC                  COM              032515108   6,699   1,100,000    SH          SOLE                1,100,000
APPLE INC                      COM              037833100  22,700      80,000    SH          SOLE                   80,000
ARTHROCARE CORP                COM              043136100  13,590     500,000    SH          SOLE                  500,000
AXT INC                        COM              00246W103     662     100,000    SH          SOLE                  100,000
BAXTER INTL INC                COM              071813109   7,157     150,000    SH          SOLE                  150,000
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306   4,102     700,000    SH   CALL   SOLE
CAMECO CORP                    COM              13321L108   1,387      50,000    SH          SOLE                   50,000
CHINA HYDROELECTRIC CORP       SPONSORED ADR    16949D101     813     138,500    SH          SOLE                  138,500
CHINA MEDIAEXPRESS HLDGS INC   COM              169442100   6,630     650,000    SH          SOLE                  650,000
CHINA VALVES TECHNOLOGY INC    COM NEW          169476207  10,670   1,375,000    SH          SOLE                1,375,000
CHINA YIDA HOLDINGS CO         COM NEW          16945D204   8,075     892,300    SH          SOLE                  892,300
COEUR D ALENE MINES CORP IDA   COM NEW          192108504   5,976     300,000    SH          SOLE                  300,000
COMVERGE INC                   COM              205859101   2,240     285,000    SH          SOLE                  285,000
DELTA AIR LINES INC DEL        COM NEW          247361702   6,693     575,000    SH          SOLE                  575,000
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108   5,212     400,000    SH          SOLE                  400,000
ECOTALITY INC                  COM NEW          27922Y202   1,894     694,443    SH          SOLE                  694,443
EXIDE TECHNOLOGIES             COM NEW          302051206   2,778     580,000    SH          SOLE                  580,000
FLUOR CORP NEW                 COM              343412102     991      20,000    SH          SOLE                   20,000
FUEL TECH INC                  COM              359523107   1,254     200,000    SH          SOLE                  200,000
FUELCELL ENERGY INC            COM              35952H106   1,968   1,600,000    SH          SOLE                1,600,000
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01    37941P306     729      47,777    SH          SOLE                   47,777
GLOBE SPECIALTY METALS INC     COM              37954N206   3,440     245,000    SH          SOLE                  245,000
GSE SYS INC                    COM              36227K106     854     255,000    SH          SOLE                  255,000
HALLIBURTON CO                 COM              406216101  13,228     400,000    SH          SOLE                  400,000
HALLIBURTON CO                 COM              406216101  29,763     900,000    SH   CALL   SOLE
HALOZYME THERAPEUTICS INC      COM              40637H109   9,252   1,200,000    SH          SOLE                1,200,000
HARBIN ELECTRIC INC            COM              41145W109  12,970     725,000    SH          SOLE                  725,000
HEADWATERS INC                 COM              42210P102   1,620     450,000    SH          SOLE                  450,000
HEALTHSOUTH CORP               COM NEW          421924309   9,600     500,000    SH          SOLE                  500,000
HECKMANN CORP                  COM              422680108   1,268     325,000    SH          SOLE                  325,000
HUMAN GENOME SCIENCES INC      COM              444903108   6,703     225,000    SH          SOLE                  225,000
KEYUAN PETROCHEMICALS INC      COM              493722102   3,446     715,000    SH          SOLE                  715,000
LATTICE SEMICONDUCTOR CORP     COM              518415104   2,375     500,000    SH          SOLE                  500,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107  22,513   2,190,000    SH          SOLE                2,190,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   3,084     300,000    SH   CALL   SOLE
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589   5,010     150,000    SH          SOLE                  150,000
MELLANOX TECHNOLOGIES LTD      SHS              M51363113   6,383     325,000    SH          SOLE                  325,000
MGIC INVT CORP WIS             COM              552848103   6,692     725,000    SH          SOLE                  725,000
MURPHY OIL CORP                COM              626717102   9,288     150,000    SH          SOLE                  150,000
MYLAN INC                      COM              628530107   5,643     300,000    SH          SOLE                  300,000
MYLAN INC                      COM              628530107  14,108     750,000    SH   CALL   SOLE
ORACLE CORP                    COM              68389X105  14,768     550,000    SH          SOLE                  550,000
PFIZER INC                     COM              717081103   8,585     500,000    SH          SOLE                  500,000
PRINCETON REVIEW INC           COM              742352107   2,132   1,045,000    SH          SOLE                1,045,000
QKL STORES INC                 COM              74732Y105   7,230   1,500,000    SH          SOLE                1,500,000
QUALCOMM INC                   COM              747525103   5,642     125,000    SH          SOLE                  125,000
RADIAN GROUP INC               COM              750236101   6,256     800,000    SH          SOLE                  800,000
RF MICRODEVICES INC            COM              749941100  12,894   2,100,000    SH          SOLE                2,100,000
ROCKWOOD HLDGS INC             COM              774415103  11,015     350,000    SH          SOLE                  350,000
RTI INTL METALS INC            COM              74973W107   1,225      40,000    SH          SOLE                   40,000
RUBICON TECHNOLOGY INC         COM              78112T107  10,778     475,000    SH          SOLE                  475,000
RUBICON TECHNOLOGY INC         COM              78112T107     567      25,000    SH   CALL   SOLE
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   1,581      80,000    SH          SOLE                   80,000
SKYWORKS SOLUTIONS INC         COM              83088M102   7,751     375,000    SH          SOLE                  375,000
SOLUTIA INC                    COM NEW          834376501   1,362      85,000    SH          SOLE                   85,000
STILLWATER MNG CO              COM              86074Q102     842      50,000    SH          SOLE                   50,000
SUCCESSFACTORS INC             COM              864596101   2,511     100,000    SH          SOLE                  100,000
SUPERIOR ENERGY SVCS INC       COM              868157108   5,338     200,000    SH          SOLE                  200,000
SUPERTEX INC                   COM              868532102   1,261      57,000    SH          SOLE                   57,000
TELVENT GIT SA                 SHS              E90215109  13,346     590,000    SH          SOLE                  590,000
TITAN INTL INC ILL             COM              88830M102     679      50,000    SH          SOLE                   50,000
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105   3,700   1,250,000    SH          SOLE                1,250,000
TRINA SOLAR LIMITED            SPON ADR         89628E104     755      25,000    SH          SOLE                   25,000
UNITED STATES STL CORP NEW     COM              912909108     877      20,000    SH          SOLE                   20,000
UNITEDHEALTH GROUP INC         COM              91324P102  12,289     350,000    SH   CALL   SOLE
UNIVERSAL DISPLAY CORP         COM              91347P105     588      25,000    SH          SOLE                   25,000
UNITED STATES NATL GAS FUND    UNIT             912318102     308      50,000    SH   CALL   SOLE
WELLPOINT INC                  COM              94973V107  19,824     350,000    SH   CALL   SOLE
WESTPORT INNOVATIONS INC       COM NEW          960908309   7,040     400,000    SH          SOLE                  400,000
WONDER AUTO TECHNOLOGY INC     COM              978166106  17,233   2,025,000    SH          SOLE                2,025,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103   1,038      75,000    SH          SOLE                   75,000
YONGYE INTL INC                COM              98607B106  21,251   3,010,000    SH          SOLE                3,010,000
YUHE INTERNATIONAL INC         COM              988432100  13,525   1,946,000    SH          SOLE                1,946,000
ZBB ENERGY CORPORATION         COM              98876R204     371     811,462    SH          SOLE                  811,462
ZOLTEK COS INC                 COM              98975W104     486      50,000    SH          SOLE                   50,000
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